S000028698 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
CTIVP - TCW Core Plus Bond Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	(0.53%)	2.04%
Performance Inception Date				May 07, 2010
CTIVP - TCW Core Plus Bond Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	7.31%	(0.78%)	1.79%
Performance Inception Date				May 07, 2010